Inventories (Details 1) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
InventoriesLineItems [Line Items]
Carrying amount at the beginning of the year	€ 4,637	€ 4,579
Changes	314	(29)
New or increased provisions	(81)	(125)
Deductions	18	163
Currency translation differences	(232)	56
Other changes	(35)	(7)
Carrying amount at the end of the year	4,621	4,637
Gross carrying amount [member]
InventoriesLineItems [Line Items]
Carrying amount at the beginning of the year	4,892	4,887
Changes	314	(29)
Currency translation differences	(254)	61
Other changes	(86)	(27)
Carrying amount at the end of the year	4,866	4,892
Loss provision[member]
InventoriesLineItems [Line Items]
Carrying amount at the beginning of the year	(255)	(308)
New or increased provisions	(81)	(125)
Deductions	18	163
Currency translation differences	22	(5)
Other changes	51	20
Carrying amount at the end of the year	€ (245)	€ (255)